DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details - Net effect of derivatives) - Cost of Sales [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative loss effect on income		$ (107)
Derivative gain effect on income	$ 352